Vessels (Tables)	12 Months Ended
Dec. 31, 2017
Vessels
Schedule of Vessels

	Vessels	Vessels under construction
Cost
As of January 1, 2016	1,767,392	74,315
Additions	5,084	338,856
Transfer from vessels under construction	413,171	(413,171)
Fully amortized dry-docking component	(2,520)	—

As of December 31, 2016	2,183,127	—

Additions	6,000	—
Fully amortized dry-docking component	(2,500)	—

As of December 31, 2017	2,186,627	—

Accumulated depreciation
As of January 1, 2016	109,094	—
Depreciation expense	61,770	—
Fully amortized dry-docking component	(2,520)	—

As of December 31, 2016	168,344	—

Depreciation expense	67,726	—
Fully amortized dry-docking component	(2,500)	—

As of December 31, 2017	233,570	—

Net book value
As of December 31, 2016	2,014,783	—

As of December 31, 2017	1,953,057	—